SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Plan.

Basis of Accounting: The Plan’s financial statements are prepared on the accrual basis in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and reflect management’s estimates and assumptions, such as those regarding fair value, that affect the recorded amounts.

Investment Valuation and Income Recognition: The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for further discussion related to fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants: Notes receivable from participants are reported at their unpaid principal balance, plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants' account balances.

Payment of Benefits: Benefits are recorded when paid. At both December 31, 2025 and December 31, 2024, there were no benefits approved that had not been paid.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Significant estimates are the valuation of investments held by the Plan. Actual results could differ from those estimates.

Risks and Uncertainties: The Plan invests in various investments including the Company’s common stock. Investments are exposed to various risks such as interest rate, market, liquidity, and credit risks. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the Statements of Net Assets Available for Benefits.